Commitments and Contingencies - Investigation Initiated by ICTA on Subscription Numbers and Radio Utilization and Usage Fees - Additional Information (Detail) - TRY (₺)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Provision for litigation settlement amount	₺ 417,668,000	₺ 0
Investigation initiated by ICTA on subscription numbers and radio utilization and usage fees [member]
Disclosure of commitments and contingencies [Line Items]
Administrative fines on radio utilization	₺ 11,240,000
Early payment Discount on Administrative fines	25.00%
Litigation principal and interest amount	₺ 156,637,000
Litigation settlement amount	164,469,000
Provision for litigation settlement amount	₺ 157,446,000	₺ 0